STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY

NOTE 14 – STOCKHOLDERS’ EQUITY

Preferred Stock

On July 18, 2017, the Board of Directors adopted a resolution creating a series of Preferred Shares, no par value per share, designated as the Series A Preferred Shares. We subsequently issued 2,000 shares of our Series A preferred stock for $2,200 to of our officers and directors.

Warrants:

The following table summarizes our share warrants outstanding as of March 31, 2018 and December 31, 2017:

	March 31,		December 31,
	2018		2017
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Warrants outstanding, beginning of period	1,209,025	$0.21	$1,551,356	$0.18
Warrants issued to consultants	25,002		132,669
Warrants exercised	—		(475,000)
Warrants outstanding, end of period	1,234,027	$0.27	1,209,025	$0.21
Warrants exercisable, end of period	1,234,027	$0.27	1,209,025	$0.21

The weighted-average remaining contractual life for warrants outstanding and exercisable at March 31, 2018, is 3.6 years, and the aggregate intrinsic value of warrants outstanding and exercisable at March 31, 2018 is $0.

666,667 warrants issued during the years ended December 31, 2017 were valued utilizing the Black Scholes option pricing model and the following range of assumptions on the date of valuation:

Stock price	$0.16 - $2.18
Exercise price	$0.18
Risk free interest rate	1.01% - 1.37%
Expected term (years)	5
Expected volatility	322% - 504%
Expected dividends	0%

Stock Options

On February 28, 2018, we awarded 6,000,000 stock options to various employees under our 2017 Stock Incentive Plan. Of these options, 5,125,000 were fully vested at the time of grant with the remaining 875,000 vesting quarterly through December 31, 2019. The awarded options give the option holder the right to purchase shares of our common stock at $1.08 per share during the ten-year term of the option.

We calculated the fair value of each option to be approximately $0.91 per option utilizing the Black Scholes option pricing model and the following range of assumptions on the date of valuation:

Stock price	$1.05
Exercise price	$1.08
Risk free interest rate	2.8%
Expected term (years)	5-10
Expected volatility	197%
Expected dividends	0%

The total grant-date fair value of these options was approximately $6,146,000. Stock-based compensation expense related to these stock options included in general and administrative expenses for the three months ended March 31, 2018 was approximately $5,324,754.

The following table summarizes our stock options outstanding as of both March 31, 2018 and December 31, 2017, respectively:

	Number of Shares	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price
Stock options outstanding at January 1, 2017	3,680,000	8.9	$0.28
Issued	3,957,500
Exercised	(1,000,000)
Expired	—
Stock options outstanding at December 31, 2017	6,637,500	8.7	$0.57
Stock options exercisable at December 31. 2017	6,580,000	8.7	0.57
Stock options outstanding at December 31, 2017	6,637,500
Issued	6,000,000	9.9	1.08
Exercised	—
Expired	—
Stock options outstanding at March 31, 2017	12,637,500	9.2	0.78
Stock options exercisable at March 31, 2018	11,705,000	9.2	$0.78

The weighted-average remaining contractual life for stock options outstanding and exercisable at March 31, 2018 is 9.2 years, and the aggregate intrinsic value of options outstanding and exercisable at March 31, 2018 is $0.78.

NOTE 16 – STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred Stock

On July 18, 2017, the Board of Directors adopted a resolution creating a series of Preferred Shares, no par value per share, designated as the Series A Preferred Shares. We subsequently issued 2,000 shares of our Series A preferred stock for $2,200 to of our officers and directors.

Warrants:

The following table summarizes our share warrants outstanding as of December 31, 2017 and 2016:

	Year Ended December 31,
	2017		2016
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Warrants outstanding, beginning of period	1,551,356	$0.18	$3,000,000	$12.00
Warrants issued to consultants	132,669	—	666,667	0.18
Cashless warrants issued upon conversion of Slainte note	—	—	1,584,689	—
Warrants exercised	(475,000)	—	(700,000)	—
Expired	—	—	(3,000,000)	—
Warrants outstanding, end of period	1,209,025	$0.21	1,551,356	$0.18
Warrants exercisable, end of period	1,209,025	$0.21	1,551,356	$0.18

The weighted-average remaining contractual life for warrants outstanding and exercisable at December 31, 2017, is 3.0 years, and the aggregate intrinsic value of warrants outstanding and exercisable at December 31, 2017 is $0.

666,667 and 83,333 warrants issued during the years ended December 31, 2017 and 2016, respectively, were valued utilizing the Black Scholes option pricing model and the following range of assumptions on the date of valuation:

Stock price	$0.16 - $2.18
Exercise price	$0.18
Risk free interest rate	1.01% - 1.37%
Expected term (years)	5
Expected volatility	322% - 504%
Expected dividends	0%

Stock Options

On January 9, 2015, we awarded 200,000 stock options to each of Messrs. Blackmon, Verzura and Ruby under our 2014 Stock Incentive Plan. The options were fully vested at the time of grant and give the option holder the right to purchase shares of our common stock at $0.70 per share during the ten-year term of the option.

We calculated the fair value of each option to be approximately $0.70 per option utilizing the Black Scholes option pricing model and the following assumptions on the date of valuation:

Stock price	$0.70
Exercise price	$0.70
Risk free interest rate	1.98%
Expected term (years)	10.0
Expected volatility	173%
Expected dividends	0%

At December 31, 2014, the fair value of these 600,000 options totaling $417,664 was included in accrued expenses on our consolidated balance sheets. On January 9, 2015, the option grant date, we increased common stock and decreased accrued expenses by this amount to account for the issuance of the 600,000 options on that date.

On January 12, 2016, we awarded 1,050,000 stock options to each of Messrs. Blackmon, Verzura and 980,000 stock options to Mr. Ruby under our 2014 Stock Incentive Plan. The options were fully vested at the time of grant and give the option holder the right to purchase shares of our common stock at $0.20 per share during the ten year term of the option.

We calculated the fair value of each option to be approximately $0.20 per option utilizing the Black Scholes option pricing model and the following assumptions on the date of valuation:

Stock price	$0.20
Exercise price	$0.20
Risk free interest rate	1.98%
Expected term (years)	10.0
Expected volatility	173%
Expected dividends	0%

At December 31, 2015 the fair value of these 3,080,000 options totaling $612,512, which was included in accrued expenses on our consolidated balance sheets, and on January 15, 2016, the option grant date, we increased common stock and decreased accrued expenses by this amount to account for the issuance of these options on that date.

The following table summarizes our stock options outstanding as of both December 31, 2017 and 2016, respectively:

	Number of Shares	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price
Stock options outstanding at December 31, 2015	600,000	9.8	$0.70
Issued	3,080,000	10.0	$0.20
Exercised	—	—	—
Expired	—	—	—
Stock options outstanding at December 31, 2016	3,680,000	8.9	$0.28
Issued	3,957,500
Exercised	(1,000,000)
Expired	—
Stock options exercisable at December 31, 2017	6,637,500	8.7	$0.57

The weighted-average remaining contractual life for stock options outstanding and exercisable at December 31, 2017, is 8.7 years, and the aggregate intrinsic value of options outstanding and exercisable at December 31, 2017 is $0.